Note 21 - Changes in Equity - Net Income Reserves (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Balance, before restatement		R$ 57,547.4
Impact of the adoption of IFRS 16 (i)		(92.6)	[1]	R$ (63.1)	[2]
Balance	[2]	57,454.8		47,564.2
Fiscal incentive reserve
Investments reserve
Balance		62,556.0		57,454.8	[2]	47,564.2	[2]
Net income reserves, investment reserve [member]
Statement Line Items [Line Items]
Balance, before restatement				1,267.7
Impact of the adoption of IFRS 16 (i)	[3]			(63.0)
Balance		6,617.3		1,204.7
Fiscal incentive reserve
Investments reserve		4,180.8		5,412.6
Balance		10,798.1		6,617.3		1,204.7
Net income reserves, statutory reserve [member]
Statement Line Items [Line Items]
Balance, before restatement				4.5
Impact of the adoption of IFRS 16 (i)	[3]
Balance		4.5		4.5
Fiscal incentive reserve
Investments reserve
Balance		4.5		4.5		4.5
Net income reserves, fiscal incentive [member]
Statement Line Items [Line Items]
Balance, before restatement				7,388.0
Impact of the adoption of IFRS 16 (i)	[3]
Balance		8,719.5		7,388.0
Fiscal incentive reserve		1,352.1		1,331.5
Investments reserve
Balance		10,071.6		8,719.5		7,388.0
Net income reserves [member]
Statement Line Items [Line Items]
Balance, before restatement		15,434.0		8,660.2
Impact of the adoption of IFRS 16 (i)		(92.7)	[1]	(63.0)	[2],[3]
Balance	[2]	15,341.3		8,597.2
Fiscal incentive reserve		1,352.1		1,331.5		1,552.3
Investments reserve		4,180.8		5,412.6		1,114.9
Balance		R$ 20,874.2		R$ 15,341.3	[2]	R$ 8,597.2	[2]

[1]	As described in Note 3 - Summary of significant account policy.
[2]	2018 restated to reflect the impact of the adoption of IFRS 16 with full retrospective application (Note 3).
[3]	2018 restated to reflect the impact of adoption of IFRS 16 under the full retrospective application.